Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.17%
Communication Services – 3.07%
Altice USA, Inc. - Class A(1)	22,182	$494,437
AMC Networks, Inc. - Class A(1)	3,226	78,424
Anterix Inc.(1)	4,945	225,838
Bandwidth, Inc. - Class A(1)	6,283	422,783
Boingo Wireless, Inc.(1)	20,511	217,622
Boston Omaha Corp. - Class A(1)	3,878	70,231
Cable One, Inc.	327	537,591
Cardlytics, Inc.(1)	6,703	234,337
Cargurus, Inc. - Class A(1)	35,150	665,741
Cars.com, Inc.(1)	3,730	16,039
Central European Media Enterprises Ltd. - Class A(1)	42,392	132,687
Clear Channel Outdoor Holdings, Inc. - Class A(1)	5,058	3,237
Cogent Communications Holdings, Inc.	19,891	1,630,465
Electronic Arts, Inc.(1)	30,983	3,103,567
Entravision Communications Corp. - Class A	4,280	8,688
Eros International Plc(1)	2,333	3,849
Eventbrite, Inc. - Class A(1)	16,781	122,501
EverQuote, Inc. - Class A(1)	4,385	115,106
Fluent, Inc.(1)	15,913	18,618
Fox Corp. - Class A	2,241	52,955
Fox Corp. - Class B	1,117	25,557
Glu Mobile, Inc.(1)	54,376	342,025
Gogo, Inc.(1)	26,359	55,881
Gray Television, Inc.(1)	17,533	188,304
Hemisphere Media Group, Inc. - Class A(1)	6,643	56,731
IDT Corp. - Class B(1)	6,921	37,512
IMAX Corp.(1)	24,889	225,245
InterActiveCorp(1)	30,382	5,445,366
Interpublic Group of Companies, Inc.	3,013	48,781
Iridium Communications, Inc.(1)	243,185	5,430,321
John Wiley & Sons, Inc. - Class A	637,565	23,902,312
Liberty Media Corp.-Liberty Braves - Class A(1)	4,364	85,098
Liberty Media Corp.-Liberty Braves - Class C(1)	17,122	326,345
Liberty TripAdvisor Holdings, Inc. - Class A(1)	33,705	60,669
Live Nation Entertainment, Inc.(1)	641,120	29,145,315
LiveXLive Media, Inc.(1)	13,219	20,886
Loral Space & Communications, Inc.(1)	6,379	103,659
Madison Square Garden Co. - Class A(1)	116	24,524
Match Group, Inc.(1)	3,957	261,320
MDC Partners, Inc. - Class A(1)	22,888	33,188
Meet Group, Inc.(1)	17,540	102,960
Meredith Corp.	18,782	229,516
National CineMedia, Inc.	2,908	9,480
New York Times Co. - Class A	2,376	72,967
Nexstar Media Group, Inc. - Class A	2,621	151,310
Omnicom Group, Inc.	8,496	466,430
Ooma, Inc.(1)	9,192	109,661
ORBCOMM, Inc.(1)	28,943	70,621
Pinterest, Inc. - Class A(1)	756,530	11,680,823

QuinStreet, Inc.(1)	21,293	171,409
Roku, Inc. - Class A(1)	6,278	549,199
Shenandoah Telecommunications Co.	22,371	1,101,772
Sinclair Broadcast Group, Inc. - Class A	4,433	71,283
Sirius XM Holdings, Inc.	100,494	496,440
Spotify Technology SA(1)	9,563	1,161,331
Take-Two Interactive Software, Inc.(1)	54,362	6,447,877
TechTarget, Inc.(1)	10,820	223,000
Travelzoo(1)	2,215	8,705
TripAdvisor, Inc.	6,979	121,365
TrueCar, Inc.(1)	44,644	108,039
Twitter, Inc.(1)	56,359	1,384,177
ViacomCBS, Inc. - Class A	350	6,241
ViacomCBS, Inc. - Class B	22,133	310,083
Vonage Holdings Corp.(1)	71,878	519,678
World Wrestling Entertainment, Inc. - Class A	3,195	108,406
Yelp, Inc. - Class A(1)	32,287	582,135
Zynga, Inc. - Class A(1)	2,030,394	13,908,199

Total Communication Services		114,146,862

Consumer Discretionary – 9.70%
1-800-Flowers.com, Inc. - Class A(1)	11,226	148,520
Aaron’s, Inc.	156,025	3,554,249
Advance Auto Parts, Inc.	317,175	29,598,771
American Eagle Outfitters, Inc.	66,736	530,551
America’s Car-Mart, Inc.(1)	3,014	169,839
Aptiv Plc	283,548	13,961,904
Asbury Automotive Group, Inc.(1)	9,045	499,555
At Home Group, Inc.(1)	1,173	2,369
AutoZone, Inc.(1)	1,758	1,487,268
Best Buy, Inc.	3,338	190,266
Biglari Holdings, Inc. - Class B(1)	323	16,602
BJ’s Restaurants, Inc.	9,323	129,496
Bloomin’ Brands, Inc.	40,851	291,676
Boot Barn Holdings, Inc.(1)	13,532	174,969
Boyd Gaming Corp.	34,543	498,110
Bright Horizons Family Solutions, Inc.(1)	35,500	3,621,000
Brinker International, Inc.	13,342	160,237
Burlington Stores, Inc.(1)	221,316	35,069,733
Camping World Holdings, Inc. - Class A	14,895	84,753
Capri Holdings Ltd.(1)	4,789	51,673
CarMax, Inc.(1)	5,710	307,369
Carrols Restaurant Group, Inc.(1)	862	1,569
Carter’s, Inc.	1,474	96,886
Carvana Co. - Class A(1)	253,429	13,961,404
Casper Sleep, Inc.(1)	1,336	5,731
Cavco Industries, Inc.(1)	4,000	579,760
Centric Brands, Inc.(1)	6,340	7,101
Century Communities, Inc.(1)	5,929	86,030
Cheesecake Factory, Inc.	19,591	334,614
Chegg, Inc.(1)	55,523	1,986,613
Chewy, Inc. - Class A(1)	482,970	18,106,545
Children’s Place, Inc.	6,771	132,441
Chipotle Mexican Grill, Inc. - Class A(1)	1,901	1,244,014
Choice Hotels International, Inc.	1,135	69,519
Churchill Downs, Inc.	16,485	1,697,131
Chuy’s Holdings, Inc.(1)	1,735	17,471

Clarus Corp.	3,026	29,655
Collectors Universe, Inc.	4,056	63,558
Columbia Sportswear Co.	1,448	101,027
Core-Mark Holding Co., Inc.	21,192	605,455
Cracker Barrel Old Country Store, Inc.	11,233	934,810
Crocs, Inc.(1)	32,208	547,214
Darden Restaurants, Inc.	8,962	488,071
Dave & Buster’s Entertainment, Inc.	14,532	190,079
Deckers Outdoor Corp.(1)	13,179	1,765,986
Delphi Technologies Plc(1)	325,297	2,618,641
Denny’s Corp.(1)	20,351	156,296
Designer Brands, Inc. - Class A	10,920	54,382
Dine Brands Global, Inc.	4,602	131,985
Dollar General Corp.	17,739	2,678,766
Dollar Tree, Inc.(1)	45,504	3,343,179
Domino’s Pizza, Inc.	29,076	9,422,659
Dorman Products, Inc.(1)	12,791	706,959
Drive Shack, Inc.(1)	21,950	33,364
Duluth Holdings, Inc. - Class B(1)	4,363	17,496
Dunkin’ Brands Group, Inc.	250,677	13,310,949
Eldorado Resorts, Inc.(1)	30,769	443,074
Etsy, Inc.(1)	8,656	332,737
Everi Holdings, Inc.(1)	37,887	125,027
Expedia Group, Inc.	234,753	13,209,551
Five Below, Inc.(1)	34,548	2,431,488
Floor & Decor Holdings, Inc. - Class A(1)	133,457	4,282,635
Fox Factory Holding Corp.(1)	91,179	3,829,518
Funko, Inc. - Class A(1)	11,455	45,705
Gentherm, Inc.(1)	218,369	6,856,787
Golden Entertainment, Inc.(1)	3,413	22,560
GoPro, Inc. - Class A(1)	53,493	140,152
Grand Canyon Education, Inc.(1)	307	23,419
Green Brick Partners, Inc.(1)	748	6,021
Greenlane Holdings, Inc. - Class A(1)	4,966	8,542
Groupon, Inc. - Class A(1)	213,053	208,835
GrubHub, Inc.(1)	32,174	1,310,447
H&R Block, Inc.	2,082	29,315
Hamilton Beach Brands Holding Co. - Class A	2,726	25,924
Hanesbrands, Inc.	20,567	161,862
Hasbro, Inc.	9,281	664,056
Helen of Troy Ltd.(1)	92,373	13,304,483
Hibbett Sports, Inc.(1)	391	4,276
Hilton Grand Vacations, Inc.(1)	747	11,780
Hilton Worldwide Holdings, Inc.	20,344	1,388,275
Hooker Furniture Corp.	331	5,167
Hudson Ltd. - Class A(1)	622,064	3,122,761
Inspired Entertainment, Inc.(1)	3,493	11,806
Installed Building Products, Inc.(1)	10,584	421,984
iRobot Corp.(1)	12,994	531,455
Jack in the Box, Inc.	1,609	56,395
Johnson Outdoors, Inc. - Class A	1,530	95,931
K12, Inc.(1)	1,649	31,100
KB Home	8,460	153,126
Kontoor Brands, Inc.	4,829	92,572
Kura Sushi USA, Inc. - Class A(1)	704	8,420
L Brands, Inc.	2,458	28,414

La-Z-Boy, Inc.	9,099	186,984
LCI Industries	11,399	761,795
Leaf Group Ltd.(1)	5,881	7,881
Legacy Housing Corp.(1)	842	7,788
Lennar Corp. - Class A	8,392	320,574
Lennar Corp. - Class B	467	13,506
LGI Homes, Inc.(1)	9,521	429,873
Lindblad Expeditions Holdings, Inc.(1)	11,425	47,642
Lithia Motors, Inc. - Class A	6,452	527,709
LKQ Corp.(1)	3,347	68,647
Lovesac Co.(1)	3,626	21,140
Lululemon Athletica, Inc.(1)	24,797	4,700,271
Lumber Liquidators Holdings, Inc.(1)	1,985	9,310
Malibu Boats, Inc. - Class A(1)	9,587	276,010
Marine Products Corp.	3,082	24,903
MarineMax, Inc.(1)	483	5,033
Marriott Vacations Worldwide Corp.	3,551	197,365
MasterCraft Boat Holdings, Inc.(1)	8,436	61,583
Mattel, Inc.(1)	17,412	153,400
MercadoLibre, Inc.(1)	55,515	27,123,519
MGM Resorts International	2,920	34,456
Monarch Casino & Resort, Inc.(1)	4,368	122,610
Monro, Inc.	15,281	669,461
Murphy USA, Inc.(1)	2,422	204,320
Nathan’s Famous, Inc.	597	36,417
National Vision Holdings, Inc.(1)	232,463	4,514,431
Noodles & Co. - Class A(1)	14,053	66,190
Nordstrom, Inc.	8,023	123,073
Norwegian Cruise Line Holdings Ltd.(1)	2,895	31,729
NVR, Inc.(1)	236	606,310
Ollie’s Bargain Outlet Holdings, Inc.(1)	236,091	10,940,457
OneWater Marine, Inc. - Class A(1)	1,778	13,602
O’Reilly Automotive, Inc.(1)	5,523	1,662,699
Oxford Industries, Inc.	3,076	111,536
Papa John’s International, Inc.	9,242	493,246
Penn National Gaming, Inc.(1)	5,678	71,827
Perdoceo Education Corp.(1)	32,278	348,280
PetMed Express, Inc.	2,668	76,785
Planet Fitness, Inc. - Class A(1)	6,055	294,878
PlayAGS, Inc.(1)	13,854	36,713
Polaris Industries, Inc.	3,904	187,978
Pool Corp.	2,825	555,875
Purple Innovation, Inc. - Class A(1)	882	5,010
Quotient Technology, Inc.(1)	3,041	19,766
RealReal, Inc.(1)	6,914	48,467
Red Rock Resorts, Inc. - Class A	32,741	279,936
Regis Corp.(1)	677	4,001
Rent-A-Center, Inc.	23,131	327,072
RH(1)	2,247	225,756
Rubicon Project, Inc.(1)	15,057	83,566
Ruth’s Hospitality Group, Inc.	12,561	83,907
Scientific Games Corp.(1)	26,419	256,264
SeaWorld Entertainment, Inc.(1)	22,190	244,534
Select Interior Concepts, Inc. - Class A(1)	2,282	4,724
Service Corp. International	4,693	183,543
ServiceMaster Global Holdings, Inc.(1)	1,482	40,014

Shake Shack, Inc. - Class A(1)	13,570	512,132
Shutterstock, Inc.	9,003	289,536
Six Flags Entertainment Corp.	510	6,395
Skechers U.S.A., Inc. - Class A(1)	3,575	84,870
Skyline Champion Corp.(1)	23,463	367,900
Sleep Number Corp.(1)	11,988	229,690
Sonos, Inc.(1)	37,609	318,924
Standard Motor Products, Inc.	2,079	86,424
Steven Madden Ltd.	328,017	7,619,835
Stitch Fix, Inc. - Class A(1)	17,306	219,786
Stoneridge, Inc.(1)	1,152	19,296
Strategic Education, Inc.	10,027	1,401,374
Sturm Ruger & Co., Inc.	7,135	363,243
Superior Group of Companies, Inc.	1,138	9,627
Tailored Brands, Inc.	18,004	31,327
Target Hospitality Corp.(1)	18,586	36,986
Taylor Morrison Home Corp. - Class A(1)	6,937	76,307
Tempur Sealy International, Inc.(1)	3,343	146,123
Texas Roadhouse, Inc. - Class A	193,222	7,980,069
TopBuild Corp.(1)	15,730	1,126,897
Tractor Supply Co.	346,874	29,328,197
Twin River Worldwide Holdings, Inc.	8,711	113,330
Ulta Beauty, Inc.(1)	134,039	23,550,652
Under Armour, Inc. - Class A(1)	8,514	78,414
Under Armour, Inc. - Class C(1)	10,101	81,414
Universal Electronics, Inc.(1)	5,708	219,016
Vail Resorts, Inc.	2,642	390,250
Waitr Holdings, Inc.(1)	3,833	4,715
Wayfair, Inc. - Class A(1)	4,660	249,030
Wendy’s Co.	13,681	203,573
Williams-Sonoma, Inc.	979	41,627
Wingstop, Inc.	77,279	6,159,136
Winmark Corp.	467	59,505
Winnebago Industries, Inc.	10,247	284,969
Wolverine World Wide, Inc.	18,120	275,424
Wyndham Hotels & Resorts, Inc.	1,919	60,468
Wynn Resorts Ltd.	5,990	360,538
YETI Holdings, Inc.(1)	26,007	507,657
Yum China Holdings, Inc.	21,494	916,289
ZAGG, Inc.(1)	655	2,037

Total Consumer Discretionary		361,269,218

Consumer Staples – 5.16%
22nd Century Group, Inc.(1)	60,905	45,679
B&G Foods, Inc.	2,682	48,517
BellRing Brands, Inc. - Class A(1)	11,024	187,959
BJ’s Wholesale Club Holdings, Inc.(1)	18,368	467,833
Boston Beer Inc. - Class A(1)	3,921	1,441,203
Bridgford Foods Corp.(1)	749	17,279
Brown-Forman Corp. - Class A	3,057	157,069
Brown-Forman Corp. - Class B	219,013	12,157,412
Calavo Growers, Inc.	140,858	8,126,098
Campbell Soup Co.	215,638	9,953,850
Casey’s General Stores, Inc.	117,617	15,583,076
Celsius Holdings, Inc.(1)	13,651	57,471
Church & Dwight Co., Inc.	111,283	7,142,143
Clorox Co.	7,548	1,307,691

Coca-Cola Consolidated, Inc.	2,247	468,567
Craft Brew Alliance, Inc.(1)	363	5,409
elf Beauty, Inc.(1)	1,699	16,718
Freshpet, Inc.(1)	16,250	1,037,887
Grocery Outlet Holding Corp.(1)	610	20,947
Herbalife Nutrition Ltd.(1)	1,048	30,560
Hershey Co.	9,348	1,238,610
HF Foods Group, Inc.(1)	10,143	85,100
Inter Parfums, Inc.	8,224	381,182
J&J Snack Foods Corp.	7,133	863,093
John B Sanfilippo & Son, Inc.	4,037	360,908
Kellogg Co.	6,943	416,511
Lamb Weston Holdings, Inc.	412,789	23,570,252
Lancaster Colony Corp.	6,423	929,023
LifeVantage Corp.(1)	6,775	69,782
Limoneira Co.	1,961	25,689
McCormick & Co., Inc.	91,679	12,945,992
Medifast, Inc.	5,179	323,687
MGP Ingredients, Inc.	5,916	159,081
Molson Coors Brewing Co. - Class B	330,000	12,873,300
Monster Beverage Corp.(1)	69,857	3,930,155
National Beverage Corp.(1)	5,534	236,025
New Age Beverages Corp.(1)	38,283	53,213
Performance Food Group Co.(1)	53,915	1,332,779
Pilgrim’s Pride Corp.(1)	1,227	22,233
Post Holdings, Inc.(1)	2,251	186,765
PriceSmart, Inc.	985	51,762
Revlon, Inc. - Class A(1)	3,372	36,856
Reynolds Consumer Products, Inc.	1,304	38,038
Sanderson Farms, Inc.	7,796	961,403
Sprouts Farmers Market, Inc.(1)	4,362	81,090
The Chefs’ Warehouse, Inc.(1)	11,983	120,669
The J.M. Smucker Co.	316,000	35,076,000
Tootsie Roll Industries, Inc.	6,929	249,167
TreeHouse Foods, Inc.(1)	315,638	13,935,418
Turning Point Brands, Inc.	3,836	80,978
US Foods Holding Corp.(1)	675,200	11,957,792
USANA Health Sciences, Inc.(1)	5,869	338,993
Vector Group Ltd.	48,769	459,404
WD-40 Co.	52,695	10,583,791
Youngevity International, Inc.(1)	3,882	2,717

Total Consumer Staples		192,250,826

Energy – 0.39%
Altus Midstream Co. - Class A(1)	20,242	15,181
Apergy Corp.(1)	226,133	1,300,265
Ardmore Shipping Corp.	2,471	12,973
Brigham Minerals, Inc. - Class A	9,728	80,450
Cabot Oil & Gas Corp.	181,763	3,124,506
Cactus, Inc. - Class A	22,339	259,132
Cheniere Energy, Inc.(1)	9,755	326,792
Core Laboratories NV	117,483	1,214,774
CVR Energy, Inc.	5,593	92,452
Diamondback Energy, Inc.	2,293	60,077
DMC Global, Inc.	6,662	153,293
Dorian LPG Ltd.(1)	2,166	18,866
Equitrans Midstream Corp.	1,388	6,982

Evolution Petroleum Corp.	9,183	23,968
Falcon Minerals Corp.	9,085	19,533
FTS International, Inc.(1)	5,655	1,261
GasLog Ltd.	14,030	50,789
Golar LNG Ltd.	3,168	24,964
Goodrich Petroleum Corp.(1)	2,717	11,574
Liberty Oilfield Services, Inc. - Class A	6,187	16,643
Matador Resources Co.(1)	4,567	11,326
NextDecade Corp.(1)	4,830	9,080
ONEOK, Inc.	9,722	212,037
Parsley Energy, Inc. - Class A	120,186	688,666
PDC Energy, Inc.(1)	176,850	1,098,238
Pioneer Natural Resources Co.	74,604	5,233,471
PrimeEnergy Resources Corp.(1)	167	12,358
ProPetro Holding Corp.(1)	23,314	58,285
RigNet, Inc.(1)	5,157	9,283
Ring Energy, Inc.(1)	9,618	6,335
Rosehill Resources, Inc. - Class A(1)	3,749	1,537
Solaris Oilfield Infrastructure, Inc. - Class A	15,754	82,708
Tellurian, Inc.(1)	38,795	35,067
U.S. Well Services, Inc.(1)	6,016	1,805
Uranium Energy Corp.(1)	83,385	46,696

Total Energy		14,321,367

Financials – 9.09%
Alerus Financial Corp.	490	8,095
Alleghany Corp.	102	56,340
Ameriprise Financial, Inc.	1,284	131,584
Ameris Bancorp	4,827	114,690
Arch Capital Group Ltd.(1)	3,892	110,766
Ares Management Corp. - Class A	33,301	1,030,000
Argo Group International Holdings Ltd.	267,412	9,910,289
Arthur J. Gallagher & Co.	397,917	32,434,215
Artisan Partners Asset Management, Inc. - Class A	12,538	269,442
Assetmark Financial Holdings, Inc.(1)	3,192	65,085
Athene Holding Ltd. - Class A(1)	4,106	101,911
Atlantic Capital Bancshares, Inc.(1)	665	7,894
Axis Capital Holdings Ltd.	571	22,069
Axos Financial, Inc.(1)	18,116	328,443
Bank First Corp.	2,729	152,824
Bank of NT Butterfield & Son Ltd.	8,064	137,330
Bank7 Corp.	211	1,675
Baycom Corp.(1)	1,580	19,039
Benefytt Technologies, Inc. - Class A(1)	4,452	99,680
Blucora, Inc.(1)	15,979	192,547
Brown & Brown, Inc.	926	33,540
BRP Group, Inc. - Class A(1)	3,043	32,104
Bryn Mawr Bank Corp.	132,868	3,770,794
Cambridge Bancorp	839	43,628
Camden National Corp.	127,807	4,019,530
CBOE Global Markets, Inc.	2,016	179,928
Century Bancorp, Inc. - Class A	177	11,016
CIT Group, Inc.	501	8,647
City Holding Co.	549	36,525
CNB Financial Corporation, Inc.	342	6,454
Coastal Financial Corp.(1)	2,881	30,279
Cohen & Steers, Inc.	160,213	7,281,681

Columbia Banking System, Inc.	532,014	14,257,975
Comerica, Inc.	559	16,401
Commerce Bancshares, Inc.	157,000	7,904,950
Cowen, Inc. - Class A	6,487	62,664
Crawford & Co. - Class A	7,197	51,818
Credit Acceptance Corp.(1)	658	168,244
CrossFirst Bankshares, Inc.(1)	1,437	12,071
Cullen/Frost Bankers, Inc.	265,000	14,784,350
Curo Group Holdings Corp.	8,392	44,478
Diamond Hill Investment Group, Inc.	1,305	117,763
Discover Financial Services	8,010	285,717
E*TRADE Financial Corp.	3,097	106,289
Eagle Bancorp, Inc.	729	22,023
eHealth, Inc.(1)	10,709	1,508,041
Elevate Credit, Inc.(1)	6,539	6,801
Encore Capital Group, Inc.(1)	127,285	2,975,923
Enova International, Inc.(1)	9,967	144,422
Enstar Group Ltd.(1)	956	152,052
Erie Indemnity Co. - Class A	1,200	177,888
Esquire Financial Holdings, Inc.(1)	957	14,403
Essent Group Ltd.	22,925	603,844
Evercore, Inc. - Class A	981	45,185
Everest Re Group Ltd.	168,908	32,501,277
FactSet Research Systems, Inc.	2,791	727,558
FB Financial Corp.	4,190	82,627
Federal Agricultural Mortgage Corp. - Class C	1,336	74,322
Federated Investors, Inc. - Class B	44,994	857,136
FedNat Holding Co.	3,590	41,213
Fidelity D&D Bancorp, Inc.	671	34,234
First Capital, Inc.	354	21,205
First Defiance Financial Corp.	1,067	15,728
First Financial Bankshares, Inc.	60,733	1,630,074
First Financial Corp.	464	15,646
First Foundation, Inc.	6,948	71,009
First Republic Bank	204,317	16,811,203
FirstCash, Inc.	92,682	6,649,007
Focus Financial Partners, Inc. - Class A(1)	14,526	334,243
FS Bancorp, Inc.	161	5,796
GAMCO Investors, Inc. - Class A	1,869	20,540
Glacier Bancorp, Inc.	6,205	211,001
Global Indemnity Ltd.	820	20,910
Goosehead Insurance, Inc. - Class A(1)	5,333	238,012
Great Western Bancorp, Inc.	306,553	6,278,205
Green Dot Corp. - Class A(1)	18,698	474,742
Greene County Bancorp, Inc.	1,548	36,161
Greenhill & Co., Inc.	6,996	68,841
GWG Holdings, Inc.(1)	414	4,206
Hamilton Lane, Inc. - Class A	10,324	571,020
Hanmi Financial Corp.	645	6,998
HarborOne Bancorp, Inc.(1)	6,919	52,100
HBT Financial, Inc.	478	5,033
Heritage Commerce Corp.	2,520	19,328
Heritage Insurance Holdings, Inc.	1,110	11,888
Hingham Institution for Savings	365	52,921
HomeTrust Bancshares, Inc.	1,986	31,617
Houlihan Lokey, Inc. - Class A	299,066	15,587,320

Independent Bank Corp.	1,207	77,695
Independent Bank Corp.	2,376	30,579
Independent Bank Group, Inc.	4,323	102,369
Interactive Brokers Group, Inc. - Class A	1,567	67,647
Investar Holding Corp.	1,218	15,554
Investors Title Co.	86	11,008
James River Group Holdings Ltd.	6,599	239,148
Kearny Financial Corp.	12,036	103,389
Kemper Corp.	805	59,868
Kinsale Capital Group, Inc.	9,621	1,005,683
Lakeland Financial Corp.	8,793	323,143
Lazard Ltd. - Class A	2,926	68,937
LendingTree, Inc.(1)	569	104,349
LPL Financial Holdings, Inc.	5,931	322,824
Malvern Bancorp, Inc.(1)	592	7,252
Markel Corp.(1)	86	79,799
MarketAxess Holdings, Inc.	24,433	8,125,683
Marlin Business Services Corp.	1,166	13,024
MBIA, Inc.(1)	2,873	20,513
Meridian Bancorp, Inc.	2,876	32,269
Meta Financial Group, Inc.	9,271	201,366
Metrocity Bankshares, Inc.	501	5,882
Midland States Bancorp, Inc.	993	17,368
Moelis & Co. - Class A	18,139	509,706
Morningstar, Inc.	50,444	5,864,115
Mr Cooper Group, Inc.(1)	17,238	126,355
MSCI, Inc. - Class A	6,094	1,760,922
National Bank Holdings Corp. - Class A	3,885	92,851
National General Holdings Corp.	19,207	317,876
NMI Holdings, Inc. - Class A(1)	30,822	357,843
Northeast Bank	244	2,845
Northern Trust Corp.	310,000	23,392,600
Oak Valley Bancorp	225	3,541
OceanFirst Financial Corp.	1,437	22,863
Oportun Financial Corp.(1)	1,311	13,831
Palomar Holdings, Inc. - Class A(1)	83,227	4,840,482
PCSB Financial Corp.	782	10,940
People’s Utah Bancorp	548	10,615
Pioneer Bancorp, Inc.(1)	435	4,515
PJT Partners, Inc. - Class A	6,347	275,396
PRA Group, Inc.(1)	177,979	4,933,578
Preferred Bank Los Angeles	2,209	74,708
Primerica, Inc.	2,197	194,391
ProSight Global, Inc.(1)	1,403	13,679
Prosperity Bancshares, Inc.	242,882	11,719,056
Provident Bancorp, Inc.(1)	293	2,526
Pzena Investment Management, Inc. - Class A	7,045	31,421
Raymond James Financial, Inc.	2,140	135,248
Red River Bancshares, Inc.	79	2,940
Regional Management Corp.(1)	1,770	24,178
Reliant Bancorp, Inc.	377	4,249
RenaissanceRe Holdings Ltd.	1,269	189,487
Richmond Mutual Bancorporation, Inc.(1)	582	5,936
RLI Corp.	18,749	1,648,600
Safeguard Scientifics, Inc.	9,198	51,049
Sculptor Capital Management, Inc. - Class A	4,142	56,083

Seacoast Banking Corp. of Florida(1)	3,316	60,716
SEI Investments Co.	4,509	208,947
Selective Insurance Group, Inc.	12,396	616,081
ServisFirst Bancshares, Inc.	18,728	549,105
Siebert Financial Corp.(1)	4,601	33,219
Signature Bank	1,903	152,982
Silvercrest Asset Management Group, Inc. - Class A	3,414	32,296
South State Corp.	121,605	7,141,862
Southern Missouri Bancorp, Inc.	261	6,334
State Auto Financial Corp.	541	15,034
Stock Yards Bancorp, Inc.	2,318	67,060
SVB Financial Group(1)	92,136	13,919,907
Synchrony Financial	12,260	197,263
Synovus Financial Corp.	744	13,065
T Rowe Price Group, Inc.	4,888	477,313
Texas Capital Bancshares, Inc.(1)	162,837	3,610,096
The Progressive Corp.	232,070	17,136,049
Tradeweb Markets, Inc. - Class A	708,767	29,796,565
TriState Capital Holdings, Inc.(1)	3,944	38,138
Triumph Bancorp, Inc.(1)	4,702	122,252
Trupanion, Inc.(1)	13,484	350,989
UMB Financial Corp.	169,521	7,862,384
Union Bankshares, Inc.	391	8,797
United Community Banks, Inc.	2,341	42,864
United Fire Group, Inc.	738	24,066
Unity Bancorp, Inc.	290	3,393
Universal Insurance Holdings, Inc.	4,692	84,081
Value Line, Inc.	389	12,584
Velocity Financial, Inc.(1)	1,399	10,534
Veritex Holdings, Inc.	6,148	85,888
Virtu Financial, Inc. - Class A	1,500	31,230
Virtus Investment Partners, Inc.	341	25,954
Voya Financial, Inc.	693	28,101
Walker & Dunlop, Inc.	1,771	71,318
Waterstone Financial, Inc.	950	13,813
West Bancorporation, Inc.	1,469	24,018
Westamerica Bancorporation	1,917	112,681
Western Alliance Bancorp	714	21,856
WisdomTree Investments, Inc.	27,002	62,915
World Acceptance Corp.(1)	1,611	87,977

Total Financials		338,563,968

Healthcare – 23.03%
1Life Healthcare, Inc.(1)	4,245	77,047
89bio, Inc.(1)	941	23,760
ABIOMED, Inc.(1)	3,265	473,947
Acadia Healthcare Co., Inc.(1)	121,027	2,220,845
ACADIA Pharmaceuticals, Inc.(1)	52,799	2,230,758
Accelerate Diagnostics, Inc.(1)	13,278	110,606
Acceleron Pharma, Inc.(1)	17,496	1,572,366
Accuray, Inc.(1)	42,822	81,362
AcelRx Pharmaceuticals, Inc.(1)	11,414	13,469
Acer Therapeutics, Inc.(1)	2,660	5,293
Adaptive Biotechnologies Corp.(1)	3,594	99,841
Addus HomeCare Corp.(1)	5,810	392,756
ADMA Biologics, Inc.(1)	28,749	82,797
Aduro Biotech, Inc.(1)	27,356	74,955

Adverum Biotechnologies, Inc.(1)	29,545	288,655
Aeglea BioTherapeutics, Inc.(1)	1,518	7,074
Aerie Pharmaceuticals, Inc.(1)	19,921	268,933
Affimed NV(1)	24,745	39,097
Agenus, Inc.(1)	52,830	129,433
AgeX Therapeutics, Inc.(1)	7,838	7,289
Agilent Technologies, Inc.	2,194	157,134
Agios Pharmaceuticals, Inc.(1)	396	14,050
Aimmune Therapeutics, Inc.(1)	21,075	303,901
Akcea Therapeutics, Inc.(1)	5,610	80,223
Akero Therapeutics, Inc.(1)	3,302	70,002
Akorn, Inc.(1)	4,867	2,731
Albireo Pharma, Inc.(1)	6,184	101,232
Aldeyra Therapeutics, Inc.(1)	6,712	16,579
Alector, Inc.(1)	16,150	389,700
Alexion Pharmaceuticals, Inc.(1)	117,347	10,536,587
Align Technology, Inc.(1)	98,805	17,187,130
Allakos, Inc.(1)	9,106	405,126
Allogene Therapeutics, Inc.(1)	18,151	352,855
Alnylam Pharmaceuticals, Inc.(1)	6,619	720,478
Alphatec Holdings, Inc.(1)	17,198	59,333
Amedisys, Inc.(1)	14,681	2,694,551
American Renal Associates Holdings, Inc.(1)	4,408	29,137
AmerisourceBergen Corp. - Class A	10,938	968,013
Amicus Therapeutics, Inc.(1)	119,540	1,104,550
AMN Healthcare Services, Inc.(1)	21,675	1,253,032
Amneal Pharmaceuticals, Inc.(1)	56,021	194,953
Amphastar Pharmaceuticals, Inc.(1)	17,104	253,823
AnaptysBio, Inc.(1)	9,468	133,783
Anavex Life Sciences Corp.(1)	23,059	72,636
ANI Pharmaceuticals, Inc.(1)	4,397	179,134
Antares Pharma, Inc.(1)	74,850	176,646
Apellis Pharmaceuticals, Inc.(1)	26,704	715,400
Apollo Medical Holdings, Inc.(1)	4,203	54,303
Applied Therapeutics, Inc.(1)	2,912	95,193
Aprea Therapeutics, Inc.(1)	2,342	81,408
Apyx Medical Corp.(1)	1,864	6,692
Arcutis Biotherapeutics, Inc.(1)	3,723	110,945
Arena Pharmaceuticals, Inc.(1)	18,843	791,406
Arrowhead Pharmaceuticals, Inc.(1)	47,048	1,353,571
Arvinas, Inc.(1)	9,905	399,172
Assembly Biosciences, Inc.(1)	1,378	20,436
Atara Biotherapeutics, Inc.(1)	24,403	207,670
Athenex, Inc.(1)	32,063	248,168
Athersys, Inc.(1)	61,111	183,333
Atreca, Inc. - Class A(1)	6,346	105,026
AtriCure, Inc.(1)	17,771	596,928
Atrion Corp.	666	432,900
Avalon GloboCare Corp.(1)	7,063	10,948
Avantor, Inc.(1)	16,430	205,211
Avid Bioservices, Inc.(1)	25,852	132,104
Avrobio, Inc.(1)	11,253	175,097
Axcella Health Inc.(1)	3,120	10,670
Axogen, Inc.(1)	15,446	160,638
Axonics Modulation Technologies, Inc.(1)	8,817	224,040
Axsome Therapeutics, Inc.(1)	12,768	751,141

Baudax Bio, Inc.(1)	3,122	7,743
Beam Therapeutics, Inc.(1)	4,376	78,768
BeyondSpring, Inc.(1)	5,932	75,989
BioCryst Pharmaceuticals, Inc.(1)	64,763	129,526
BioDelivery Sciences International, Inc.(1)	38,627	146,396
Biohaven Pharmaceutical Holding Co. Ltd.(1)	19,984	680,056
BioLife Solutions, Inc.(1)	3,191	30,315
BioMarin Pharmaceutical, Inc.(1)	315,520	26,661,440
Bio-Rad Laboratories, Inc. - Class A(1)	16,000	5,608,960
BioSig Technologies, Inc.(1)	8,456	35,431
BioSpecifics Technologies Corp.(1)	2,872	162,469
Bio-Techne Corp.	294,856	55,910,595
BioTelemetry, Inc.(1)	112,435	4,329,872
BioXcel Therapeutics, Inc.(1)	3,264	72,950
Black Diamond Therapeutics, Inc.(1)	4,486	111,926
Blueprint Medicines Corp.(1)	25,011	1,462,643
Bridgebio Pharma, Inc.(1)	28,003	812,087
Bruker Corp.	7,508	269,237
Cabaletta Bio, Inc.(1)	2,082	15,199
Calithera Biosciences, Inc.(1)	2,926	12,991
Calyxt, Inc.(1)	4,119	13,716
Cantel Medical Corp.	321,699	11,548,994
Cara Therapeutics, Inc.(1)	16,269	214,913
Cardiovascular Systems, Inc.(1)	199,623	7,028,726
CareDx, Inc.(1)	18,132	395,822
CASI Pharmaceuticals, Inc.(1)	18,622	37,989
Castle Biosciences, Inc.(1)	3,749	111,758
Castlight Health, Inc. - Class B(1)	54,719	39,567
Catalent, Inc.(1)	1,119,599	58,163,168
Catalyst Pharmaceuticals, Inc.(1)	47,253	181,924
Catasys, Inc.(1)	3,546	54,006
Celcuity, Inc.(1)	2,394	15,561
Cellular Biomedicine Group, Inc.(1)	4,345	68,738
CEL-SCI Corp.(1)	14,071	162,379
Centene Corp.(1)	36,661	2,178,030
Centogene NV(1)	787	15,740
Cerecor, Inc.(1)	9,097	22,561
Cerner Corp.	91,236	5,746,956
Cerus Corp.(1)	65,352	303,887
Change Healthcare, Inc.(1)	8,807	87,982
Charles River Laboratories International, Inc.(1)	3,542	447,036
Checkpoint Therapeutics, Inc.(1)	14,473	21,854
Chemed Corp.	1,144	495,581
ChemoCentryx, Inc.(1)	19,294	775,233
Chiasma, Inc.(1)	17,274	63,050
ChromaDex Corp.(1)	20,911	68,170
Clovis Oncology, Inc.(1)	23,779	151,234
Codexis, Inc.(1)	24,884	277,705
Coherus Biosciences, Inc.(1)	12,361	200,495
Collegium Pharmaceutical, Inc.(1)	15,079	246,240
ConforMIS, Inc.(1)	25,333	15,960
CONMED Corp.	160,862	9,212,567
Constellation Pharmaceuticals, Inc.(1)	7,900	248,297
Corbus Pharmaceuticals Holdings, Inc.(1)	32,004	167,701
Corcept Therapeutics, Inc.(1)	44,652	530,912
CorMedix, Inc.(1)	10,517	37,756

Cortexyme, Inc.(1)	5,050	230,331
CorVel Corp.(1)	4,098	223,382
Crinetics Pharmaceuticals, Inc.(1)	5,307	78,013
Cross Country Healthcare, Inc.(1)	2,265	15,266
CryoLife, Inc.(1)	17,072	288,858
CryoPort, Inc.(1)	14,809	252,790
Cue Biopharma, Inc.(1)	8,996	127,653
Cutera, Inc.(1)	7,050	92,073
Cyclerion Therapeutics, Inc.(1)	8,938	23,686
Cymabay Therapeutics, Inc.(1)	34,471	51,017
Cytokinetics, Inc.(1)	23,801	280,614
CytomX Therapeutics, Inc.(1)	21,637	165,956
CytoSorbents Corp.(1)	15,983	123,549
Deciphera Pharmaceuticals, Inc.(1)	9,799	403,425
Denali Therapeutics, Inc.(1)	24,365	426,631
Dentsply Sirona, Inc.	641,000	24,890,030
DexCom, Inc.(1)	43,440	11,697,089
Dicerna Pharmaceuticals, Inc.(1)	25,026	459,728
Dynavax Technologies Corp. - Class A(1)	35,266	124,489
Eagle Pharmaceuticals, Inc.(1)	4,358	200,468
Editas Medicine, Inc.(1)	24,258	481,036
Edwards Lifesciences Corp.(1)	152,000	28,670,240
Eidos Therapeutics, Inc.(1)	5,271	258,226
Eiger Biopharmaceuticals, Inc.(1)	11,357	77,228
Eloxx Pharmaceuticals, Inc.(1)	8,802	17,252
Emergent BioSolutions, Inc.(1)	21,493	1,243,585
Enanta Pharmaceuticals, Inc.(1)	8,977	461,687
Encompass Health Corp.	3,676	235,374
Endo International Plc(1)	5,363	19,843
Enochian Biosciences, Inc.(1)	2,215	6,645
Ensign Group, Inc.	23,604	887,746
Envista Holdings Corp.(1)	408,945	6,109,638
Epizyme, Inc.(1)	26,532	411,511
Esperion Therapeutics, Inc.(1)	11,844	373,441
Evelo Biosciences, Inc.(1)	1,075	4,037
Evofem Biosciences, Inc.(1)	5,521	29,372
Evolent Health, Inc. - Class A(1)	8,582	46,600
Evolus, Inc.(1)	7,479	31,038
Exact Sciences Corp.(1)	10,296	597,168
Exagen, Inc.(1)	1,083	17,263
Exelixis, Inc.(1)	143,414	2,469,589
EyePoint Pharmaceuticals, Inc.(1)	17,025	17,366
Fate Therapeutics, Inc.(1)	28,320	628,987
FibroGen, Inc.(1)	32,974	1,145,846
Flexion Therapeutics, Inc.(1)	16,075	126,510
Fluidigm Corp.(1)	31,421	79,809
Forty Seven, Inc.(1)	11,790	1,125,002
Frequency Therapeutics, Inc.(1)	2,389	42,548
Fulcrum Therapeutics, Inc.(1)	4,548	54,303
G1 Therapeutics, Inc.(1)	9,448	104,117
Galectin Therapeutics, Inc.(1)	15,607	30,590
Galera Therapeutics, Inc.(1)	856	8,132
Genesis Healthcare, Inc. - Class A(1)	46,520	39,198
GenMark Diagnostics, Inc.(1)	27,899	114,944
Glaukos Corp.(1)	18,184	561,158
Global Blood Therapeutics, Inc.(1)	27,037	1,381,320

Globus Medical, Inc. - Class A(1)	279,650	11,893,514
GlycoMimetics, Inc.(1)	18,325	41,781
Gossamer Bio, Inc.(1)	10,825	109,874
Gritstone Oncology, Inc.(1)	2,299	13,380
Guardant Health, Inc.(1)	2,719	189,242
Haemonetics Corp.(1)	23,645	2,356,461
Halozyme Therapeutics, Inc.(1)	62,804	1,129,844
Hanger, Inc.(1)	2,351	36,629
Harpoon Therapeutics, Inc.(1)	1,262	14,614
Health Catalyst, Inc.(1)	7,730	202,140
HealthEquity, Inc.(1)	123,684	6,257,174
HealthStream, Inc.(1)	4,645	111,248
Henry Schein, Inc.(1)	1,459	73,709
Heron Therapeutics, Inc.(1)	39,421	462,803
Heska Corp.(1)	3,323	183,762
Hill-Rom Holdings, Inc.	2,539	255,423
HMS Holdings Corp.(1)	196,398	4,962,977
Hologic, Inc.(1)	112,476	3,947,908
Homology Medicines, Inc.(1)	11,924	185,299
Hookipa Pharma Inc.(1)	5,215	43,024
Horizon Therapeutics Plc(1)	1,735	51,391
ICON Plc(1)	49,380	6,715,680
ICU Medical, Inc.(1)	72,118	14,551,249
IDEXX Laboratories, Inc.(1)	146,297	35,438,985
IGM Biosciences, Inc.(1)	1,783	100,115
Illumina, Inc.(1)	11,968	3,268,700
ImmunoGen, Inc.(1)	43,926	149,788
Immunomedics, Inc.(1)	80,605	1,086,555
Incyte Corp.(1)	87,611	6,415,754
Innoviva, Inc.(1)	29,972	352,471
Inogen, Inc.(1)	8,552	441,796
Inovalon Holdings, Inc. - Class A(1)	34,020	566,773
Inovio Pharmaceuticals, Inc.(1)	44,430	330,559
Insmed, Inc.(1)	41,620	667,169
Inspire Medical Systems, Inc.(1)	6,291	379,221
Insulet Corp.(1)	37,302	6,180,195
Integer Holdings Corp.(1)	11,090	697,117
Integra LifeSciences Holdings Corp.(1)	807,404	36,066,737
Intellia Therapeutics, Inc.(1)	12,559	153,597
Intercept Pharmaceuticals, Inc.(1)	11,767	740,850
Intersect ENT, Inc.(1)	14,743	174,705
Intra-Cellular Therapies, Inc.(1)	12,342	189,697
IntriCon Corp.(1)	4,225	49,728
Intuitive Surgical, Inc.(1)	5,502	2,724,645
Invitae Corp.(1)	40,501	553,649
Ionis Pharmaceuticals, Inc.(1)	9,426	445,661
Iovance Biotherapeutics, Inc.(1)	54,982	1,645,886
IQVIA Holdings, Inc.(1)	5,639	608,223
iRadimed Corp.(1)	2,390	51,026
iRhythm Technologies, Inc.(1)	12,499	1,016,794
Ironwood Pharmaceuticals, Inc. - Class A(1)	73,030	736,873
Jazz Pharmaceuticals Plc(1)	3,617	360,760
Kadmon Holdings, Inc.(1)	75,222	315,180
Kala Pharmaceuticals, Inc.(1)	6,614	58,137
Kaleido BioSciences, Inc.(1)	6,430	39,545
KalVista Pharmaceuticals, Inc.(1)	6,615	50,605

Karuna Therapeutics, Inc.(1)	3,869	278,568
Karyopharm Therapeutics, Inc.(1)	27,836	534,730
Kezar Life Sciences, Inc.(1)	395	1,722
Kindred Biosciences, Inc.(1)	17,753	71,012
Kiniksa Pharmaceuticals Ltd. - Class A(1)	6,619	102,462
Kodiak Sciences, Inc.(1)	13,086	624,202
Krystal Biotech, Inc.(1)	4,975	215,119
Kura Oncology, Inc.(1)	15,821	157,419
La Jolla Pharmaceutical Co.(1)	10,771	45,238
Laboratory Corp. of America Holdings(1)	393	49,671
Lantheus Holdings, Inc.(1)	18,253	232,908
LeMaitre Vascular, Inc.	6,434	160,335
Lexicon Pharmaceuticals, Inc.(1)	22,770	44,401
LHC Group, Inc.(1)	69,197	9,701,419
Ligand Pharmaceuticals, Inc.(1)	59,552	4,330,621
Liquidia Technologies, Inc.(1)	5,808	27,356
LivaNova Plc(1)	17,891	809,568
Livongo Health, Inc.(1)	20,688	590,229
LogicBio Therapeutics, Inc.(1)	3,216	15,887
MacroGenics, Inc.(1)	10,809	62,908
Madrigal Pharmaceuticals, Inc.(1)	4,258	284,264
Magellan Health, Inc.(1)	5,689	273,698
Magenta Therapeutics, Inc.(1)	9,416	59,132
MannKind Corp.(1)	91,024	93,755
Marinus Pharmaceuticals, Inc.(1)	41,938	85,134
Marker Therapeutics, Inc.(1)	10,772	20,467
Masimo Corp.(1)	85,456	15,135,967
McKesson Corp.	1,316	178,002
MediciNova, Inc.(1)	20,496	76,245
Medpace Holdings, Inc.(1)	59,624	4,375,209
MEI Pharma, Inc.(1)	45,921	73,933
MeiraGTx Holdings Plc(1)	7,759	104,281
Meridian Bioscience, Inc.(1)	1,346	11,306
Merit Medical Systems, Inc.(1)	25,036	782,375
Mesa Laboratories, Inc.	30,447	6,883,762
Mettler-Toledo International, Inc.(1)	46,684	32,235,769
Millendo Therapeutics, Inc.(1)	5,098	26,917
Minerva Neurosciences, Inc.(1)	12,877	77,520
Mirati Therapeutics, Inc.(1)	13,881	1,067,032
Mirum Pharmaceuticals, Inc.(1)	2,405	33,670
MISONIX, Inc.(1)	4,586	43,200
Moderna, Inc.(1)	14,800	443,260
Molecular Templates, Inc.(1)	5,909	78,531
Molina Healthcare, Inc.(1)	3,460	483,397
Momenta Pharmaceuticals, Inc.(1)	53,320	1,450,304
Morphic Holding, Inc.(1)	4,139	60,761
Mustang Bio, Inc.(1)	11,176	29,952
MyoKardia, Inc.(1)	20,789	974,588
Myriad Genetics, Inc.(1)	3,832	54,836
NanoString Technologies, Inc.(1)	14,401	346,344
Natera, Inc.(1)	29,100	868,926
National Research Corp.	5,600	254,688
Natus Medical, Inc.(1)	15,849	366,587
Nektar Therapeutics - Class A(1)	1,729	30,863
Neogen Corp.(1)	80,279	5,377,890
NeoGenomics, Inc.(1)	44,450	1,227,264

Neurocrine Biosciences, Inc.(1)	6,825	590,704
Neuronetics, Inc.(1)	5,216	9,858
Nevro Corp.(1)	14,074	1,407,119
NextCure, Inc.(1)	6,401	237,285
NextGen Healthcare, Inc.(1)	25,914	270,542
NGM Biopharmaceuticals, Inc.(1)	10,646	131,265
Novavax, Inc.(1)	5,840	79,307
Novocure Ltd.(1)	40,688	2,739,930
NuVasive, Inc.(1)	79,932	4,049,355
Ocular Therapeutix, Inc.(1)	18,817	93,144
Odonate Therapeutics, Inc.(1)	4,468	123,361
Omeros Corp.(1)	24,000	320,880
Omnicell, Inc.(1)	172,220	11,294,188
OncoCyte Corp.(1)	7,886	19,321
OPTIMIZERx Corp.(1)	7,250	65,685
Optinose, Inc.(1)	14,261	64,032
Option Care Health, Inc.(1)	1,396	13,220
Organogenesis Holdings, Inc. - Class A(1)	4,411	14,248
Orthofix Medical, Inc.(1)	6,390	178,984
OrthoPediatrics Corp.(1)	4,733	187,616
Oyster Point Pharma, Inc.(1)	1,990	69,650
Pacific Biosciences of California, Inc.(1)	61,455	188,052
Pacira BioSciences, Inc.(1)	135,427	4,540,867
Palatin Technologies, Inc.(1)	117,710	49,862
Paratek Pharmaceuticals, Inc.(1)	13,790	43,438
Pennant Group, Inc.(1)	11,787	166,904
Penumbra, Inc.(1)	32,796	5,290,979
PerkinElmer, Inc.	1,786	134,450
Personalis, Inc.(1)	7,355	59,355
PetIQ, Inc. - Class A(1)	9,345	217,084
Pfenex, Inc.(1)	14,749	130,086
PhaseBio Pharmaceuticals, Inc.(1)	5,927	19,618
Phathom Pharmaceuticals, Inc.(1)	3,809	98,348
Phibro Animal Health Corp. - Class A	9,147	221,083
Phreesia, Inc.(1)	11,005	231,435
Pieris Pharmaceuticals, Inc.(1)	19,369	44,161
Portola Pharmaceuticals, Inc.(1)	35,871	255,760
PPD, Inc.(1)	369,459	6,580,065
PRA Health Sciences, Inc.(1)	55,565	4,614,118
Precigen, Inc.(1)	7,467	25,388
Precision BioSciences, Inc.(1)	16,220	97,807
Prestige Consumer Healthcare, Inc.(1)	262,814	9,640,018
Prevail Therapeutics, Inc.(1)	5,263	64,156
Principia Biopharma, Inc.(1)	8,040	477,415
Progenics Pharmaceuticals, Inc.(1)	41,403	157,331
Progyny, Inc.(1)	2,641	55,963
Protagonist Therapeutics, Inc.(1)	4,339	30,633
PTC Therapeutics, Inc.(1)	28,222	1,258,983
Pulse Biosciences, Inc.(1)	6,141	43,970
Puma Biotechnology, Inc.(1)	14,477	122,186
QIAGEN NV(1)	65,550	2,726,880
Quanterix Corp.(1)	6,542	120,177
Quidel Corp.(1)	16,791	1,642,328
R1 RCM, Inc.(1)	48,477	440,656
Ra Pharmaceuticals, Inc.(1)	16,242	779,778
Radius Health, Inc.(1)	21,248	276,224

RadNet, Inc.(1)	19,655	206,574
RAPT Therapeutics, Inc.(1)	499	10,614
Reata Pharmaceuticals, Inc. - Class A(1)	4,462	644,045
Recro Pharma, Inc.(1)	8,880	72,550
REGENXBIO, Inc.(1)	15,633	506,197
Repligen Corp.(1)	97,396	9,402,610
Replimune Group, Inc.(1)	6,266	62,472
ResMed, Inc.	52,090	7,672,336
resTORbio, Inc.(1)	252	260
Retrophin, Inc.(1)	19,579	285,658
Revance Therapeutics, Inc.(1)	20,149	298,205
REVOLUTION Medicines, Inc.(1)	5,096	111,653
Rhythm Pharmaceuticals, Inc.(1)	14,041	213,704
Rigel Pharmaceuticals, Inc.(1)	72,705	113,420
Rocket Pharmaceuticals, Inc.(1)	15,111	210,798
Rockwell Medical, Inc.(1)	30,607	62,744
Rubius Therapeutics, Inc.(1)	16,881	75,120
Sage Therapeutics, Inc.(1)	3,806	109,308
Sangamo Therapeutics, Inc.(1)	38,294	243,933
Sarepta Therapeutics, Inc.(1)	5,193	507,979
Satsuma Pharmaceuticals, Inc.(1)	1,994	42,911
Savara, Inc.(1)	14,903	31,594
Scholar Rock Holding Corp.(1)	8,185	99,120
Schrodinger, Inc./United States(1)	5,405	233,064
Seattle Genetics, Inc.(1)	8,570	988,807
Select Medical Holdings Corp.(1)	51,347	770,205
Senseonics Holdings, Inc.(1)	50,261	31,840
Seres Therapeutics, Inc.(1)	18,426	65,781
Shockwave Medical, Inc.(1)	11,924	395,638
SI-BONE, Inc.(1)	8,649	103,356
Sientra, Inc.(1)	13,473	26,811
SIGA Technologies, Inc.(1)	25,345	121,149
Silk Road Medical, Inc.(1)	7,532	237,107
Simulations Plus, Inc.	5,733	200,196
Solid Biosciences, Inc.(1)	1,265	3,023
Soliton, Inc.(1)	2,412	19,537
Sorrento Therapeutics, Inc.(1)	60,754	111,787
Spectrum Pharmaceuticals, Inc.(1)	47,930	111,677
Spero Therapeutics, Inc.(1)	205	1,656
SpringWorks Therapeutics, Inc.(1)	3,941	106,407
STAAR Surgical Co.(1)	20,771	670,072
Stemline Therapeutics, Inc.(1)	21,099	102,119
STERIS Plc	119,080	16,667,628
Stoke Therapeutics, Inc.(1)	6,573	150,522
Supernus Pharmaceuticals, Inc.(1)	23,142	416,325
Surgery Partners, Inc.(1)	907	5,923
Surmodics, Inc.(1)	6,231	207,617
Sutro Biopharma, Inc.(1)	823	8,395
Syndax Pharmaceuticals, Inc.(1)	10,124	111,060
Syneos Health, Inc. - Class A(1)	466,213	18,378,116
Syros Pharmaceuticals, Inc.(1)	17,490	103,716
Tabula Rasa HealthCare, Inc.(1)	9,109	476,310
Tactile Systems Technology, Inc.(1)	8,583	344,693
Tandem Diabetes Care, Inc.(1)	84,293	5,424,255
TCR2 Therapeutics, Inc.(1)	469	3,630
Teladoc Health, Inc.(1)	44,667	6,923,832

Teleflex, Inc.	3,429	1,004,217
Tenet Healthcare Corp.(1)	45,007	648,101
TG Therapeutics, Inc.(1)	36,041	354,643
The Cooper Companies, Inc.	79,490	21,913,008
The Joint Corp.(1)	6,293	68,279
The Providence Service Corp.(1)	5,456	299,425
TherapeuticsMD, Inc.(1)	98,442	104,349
Theravance Biopharma, Inc.(1)	22,962	530,652
Tocagen, Inc.(1)	8,066	9,841
TransEnterix, Inc.(1)	4,117	1,448
Translate Bio, Inc.(1)	16,727	166,768
TransMedics Group, Inc.(1)	5,667	68,457
Tricida, Inc.(1)	10,238	225,236
Turning Point Therapeutics, Inc.(1)	12,289	548,827
Twist Bioscience Corp.(1)	12,221	373,718
Tyme Technologies, Inc.(1)	24,769	27,246
Ultragenyx Pharmaceutical, Inc.(1)	25,529	1,134,253
UNITY Biotechnology, Inc.(1)	8,557	49,631
Universal Health Services, Inc. - Class B	119,627	11,852,643
UroGen Pharma Ltd.(1)	8,681	154,869
US Physical Therapy, Inc.	5,863	404,547
Utah Medical Products, Inc.	1,311	123,300
Vanda Pharmaceuticals, Inc.(1)	24,437	253,167
Vapotherm, Inc.(1)	7,298	137,421
Varex Imaging Corp.(1)	7,466	169,553
Varian Medical Systems, Inc.(1)	136,946	14,058,876
VBI Vaccines, Inc.(1)	65,490	62,216
Veeva Systems, Inc. - Class A(1)	182,711	28,570,519
Veracyte, Inc.(1)	22,061	536,303
Vericel Corp.(1)	21,369	195,954
Verrica Pharmaceuticals, Inc.(1)	2,267	24,778
Viela Bio, Inc.(1)	2,047	77,786
ViewRay, Inc.(1)	52,011	130,028
Viking Therapeutics, Inc.(1)	2,397	11,218
Vir Biotechnology, Inc.(1)	2,693	92,289
Vocera Communications, Inc.(1)	14,660	311,378
Voyager Therapeutics, Inc.(1)	11,857	108,492
Waters Corp.(1)	167,748	30,538,523
WaVe Life Sciences Ltd.(1)	8,248	77,284
West Pharmaceutical Services, Inc.	108,066	16,453,048
Wright Medical Group NV(1)	59,229	1,696,911
X4 Pharmaceuticals, Inc.(1)	7,149	71,490
Xbiotech, Inc.(1)	6,379	67,745
Xencor, Inc.(1)	22,087	659,960
Xeris Pharmaceuticals, Inc.(1)	13,385	26,101
Y-mAbs Therapeutics, Inc.(1)	11,178	291,746
ZIOPHARM Oncology, Inc.(1)	87,371	214,059
Zogenix, Inc.(1)	19,999	494,575
Zynerba Pharmaceuticals, Inc.(1)	11,872	45,470
Zynex, Inc.(1)	7,462	82,604

Total Healthcare		857,466,689

Industrials – 15.27%
AAON, Inc.	161,053	7,782,081
Acuity Brands, Inc.	814	69,727
Advanced Disposal Services, Inc.(1)	31,871	1,045,369
Advanced Drainage Systems, Inc.	20,259	596,425

Aerojet Rocketdyne Holdings, Inc.(1)	24,213	1,012,830
Aerovironment, Inc.(1)	9,943	606,125
Air Lease Corp. - Class A	497	11,004
Air Transport Services Group, Inc.(1)	27,315	499,318
Alamo Group, Inc.	3,932	349,083
Alaska Air Group, Inc.	4,161	118,464
Albany International Corp. - Class A	116,612	5,519,246
Allegiant Travel Co. - Class A	6,064	496,035
Allegion Plc	5,143	473,259
Allied Motion Technologies, Inc.	3,650	86,505
Allison Transmission Holdings, Inc.	8,023	261,630
Altra Industrial Motion Corp.	372,257	6,510,775
American Airlines Group, Inc.	2,776	33,839
American Superconductor Corp.(1)	2,443	13,388
American Woodmark Corp.(1)	7,917	360,778
AMETEK, Inc.	481,440	34,673,309
AO Smith Corp.	268,859	10,165,559
Apogee Enterprises, Inc.	10,494	218,485
Applied Industrial Technologies, Inc.	17,913	818,982
Argan, Inc.	5,918	204,585
Armstrong World Industries, Inc.	3,590	285,118
ASGN, Inc.(1)	20,949	739,919
Astronics Corp.(1)	11,295	103,688
Atkore International Group, Inc.(1)	22,160	466,911
Avis Budget Group, Inc.(1)	26,919	374,174
Axon Enterprise, Inc.(1)	93,343	6,605,884
AZZ, Inc.	3,862	108,599
Barnes Group, Inc.	2,745	114,823
Barrett Business Services, Inc.	3,418	135,489
Beacon Roofing Supply, Inc.(1)	252,153	4,170,611
BG Staffing, Inc.	1,765	13,202
Blue Bird Corp.(1)	3,054	33,380
Brady Corp. - Class A	18,741	845,781
Brink’s Co.	23,271	1,211,256
Builders FirstSource, Inc.(1)	49,600	606,608
BWX Technologies, Inc.	5,194	253,000
Carlisle Companies, Inc.	3,499	438,355
Casella Waste Systems, Inc. - Class A(1)	21,589	843,266
CECO Environmental Corp.(1)	575	2,685
CH Robinson Worldwide, Inc.	7,590	502,458
Chart Industries, Inc.(1)	16,848	488,255
Cimpress Plc(1)	8,722	464,010
Cintas Corp.	6,285	1,088,688
Clarivate Analytics Plc(1)	1,220,000	25,315,000
Columbus McKinnon Corp.	6,623	165,575
Comfort Systems USA, Inc.	17,003	621,460
Construction Partners, Inc. - Class A(1)	3,298	55,703
Copart, Inc.(1)	314,423	21,544,264
CoreLogic, Inc.	278	8,490
CoStar Group, Inc.(1)	61,385	36,045,886
Covanta Holding Corp.	55,752	476,680
CRA International, Inc.	1,022	34,145
CSW Industrials, Inc.	7,057	457,646
Cubic Corp.	2,345	96,872
Deluxe Corp.	1,017	26,371
Donaldson Co., Inc.	9,280	358,486

Douglas Dynamics, Inc.	10,483	372,251
Dover Corp.	4,668	391,832
Ducommun, Inc.(1)	776	19,284
Dycom Industries, Inc.(1)	11,369	291,615
EMCOR Group, Inc.	19,427	1,191,264
Energous Corp.(1)	11,203	8,324
Energy Recovery, Inc.(1)	17,844	132,759
Enerpac Tool Group Corp. - Class A	12,765	211,261
EnerSys	13,048	646,137
EnPro Industries, Inc.	719	28,458
Equifax, Inc.	7,499	895,756
ESCO Technologies, Inc.	11,308	858,390
EVI Industries, Inc.(1)	2,506	39,545
Evoqua Water Technologies Corp.(1)	35,470	397,619
Expeditors International of Washington, Inc.	8,983	599,346
Exponent, Inc.	24,198	1,740,078
Fastenal Co.	38,351	1,198,469
Federal Signal Corp.	26,577	725,021
Flowserve Corp.	2,328	55,616
Forrester Research, Inc.(1)	5,056	147,787
Fortive Corp.	654,897	36,143,765
Fortune Brands Home & Security, Inc.	3,279	141,817
Forward Air Corp.	13,165	666,807
Foundation Building Materials, Inc.(1)	2,403	24,727
Franklin Covey Co.(1)	4,570	71,018
Franklin Electric Co., Inc.	20,397	961,311
FTI Consulting, Inc.(1)	1,601	191,752
Gencor Industries, Inc.(1)	565	5,932
Generac Holdings, Inc.(1)	28,629	2,667,364
General Finance Corp.(1)	2,297	14,333
GMS, Inc.(1)	8,453	132,966
Gorman-Rupp Co.	1,812	56,552
Graco, Inc.	12,306	599,671
Graham Corp.	286	3,689
Granite Construction, Inc.	3,660	55,559
Great Lakes Dredge & Dock Corp.(1)	25,296	209,957
H&E Equipment Services, Inc.	11,432	167,822
Harsco Corp.(1)	36,442	254,001
Healthcare Services Group, Inc.	348,448	8,331,392
Heartland Express, Inc.	982	18,236
HEICO Corp.	3,214	239,797
HEICO Corp. - Class A	64,891	4,146,535
Heidrick & Struggles International, Inc.	864	19,440
Helios Technologies, Inc.	13,680	518,746
Herc Holdings, Inc.(1)	764	15,631
Heritage-Crystal Clean, Inc.(1)	5,107	82,938
Herman Miller, Inc.	27,537	611,321
Hexcel Corp.	5,723	212,838
Hillenbrand, Inc.	19,744	377,308
HNI Corp.	15,961	402,058
Hubbell, Inc. - Class B	2,195	251,854
Huntington Ingalls Industries, Inc.	2,336	425,643
Huron Consulting Group, Inc.(1)	1,351	61,281
IAA, Inc.(1)	8,905	266,794
ICF International, Inc.	5,285	363,079
IDEX Corp.	386,499	53,379,377

IES Holdings, Inc.(1)	1,603	28,293
IHS Markit Ltd.	70,111	4,206,660
Ingersoll Rand, Inc.(1)	14,720	365,056
Insperity, Inc.	17,280	644,544
Interface, Inc. - Class A	23,900	180,684
JB Hunt Transport Services, Inc.	26,768	2,468,813
JELD-WEN Holding, Inc.(1)	28,302	275,378
JetBlue Airways Corp.(1)	1,717	15,367
John Bean Technologies Corp.	14,537	1,079,663
Kadant, Inc.	5,152	384,597
Kaman Corp.	1,871	71,977
KAR Auction Services, Inc.	8,748	104,976
Kforce, Inc.	9,497	242,838
Kimball International, Inc. - Class B	14,195	169,062
Knoll, Inc.	21,816	225,141
Korn Ferry	25,919	630,350
Kornit Digital Ltd.(1)	104,460	2,600,009
Kratos Defense & Security Solutions, Inc.(1)	399,519	5,529,343
L3Harris Technologies, Inc.	8,234	1,483,108
Landstar System, Inc.	71,797	6,882,460
Lawson Products, Inc.(1)	2,126	56,807
LB Foster Co. - Class A(1)	310	3,832
Lennox International, Inc.	2,351	427,388
Lincoln Electric Holdings, Inc.	4,065	280,485
Lindsay Corp.	1,777	162,738
Luxfer Holdings Plc	12,161	171,957
Lyft, Inc. - Class A(1)	1,732	46,504
Masonite International Corp.(1)	10,897	517,063
MasTec, Inc.(1)	28,004	916,571
Mayville Engineering Co., Inc.(1)	2,606	15,975
McGrath RentCorp	7,681	402,331
Mercury Systems, Inc.(1)	100,110	7,141,847
Meritor, Inc.(1)	27,762	367,846
Mesa Air Group, Inc.(1)	5,506	18,115
Middleby Corp.(1)	4,080	232,070
Miller Industries, Inc.	314	8,880
Mistras Group, Inc.(1)	1,125	4,792
Mobile Mini, Inc.	6,651	174,456
Moog, Inc. - Class A	12,603	636,830
MRC Global, Inc.(1)	3,047	12,980
MSA Safety, Inc.	16,555	1,675,366
MSC Industrial Direct Co., Inc. - Class A	87,259	4,796,627
Mueller Industries, Inc.	14,301	342,366
Mueller Water Products, Inc. - Class A	43,886	351,527
MYR Group, Inc.(1)	7,279	190,637
National Presto Industries, Inc.	325	23,013
Nielsen Holdings Plc	3,001	37,633
Nordson Corp.	213,901	28,891,608
NV5 Global, Inc.(1)	4,859	200,628
Old Dominion Freight Line, Inc.	3,024	396,930
Omega Flex, Inc.	1,328	112,083
PAM Transportation Services, Inc.(1)	542	16,666
Parsons Corp.(1)	9,030	288,599
Patrick Industries, Inc.	7,036	198,134
PGT Innovations, Inc.(1)	12,334	103,482
Pitney Bowes, Inc.	39,533	80,647

Plug Power, Inc.(1)	139,207	492,793
Primoris Services Corp.	381,478	6,065,500
Proto Labs, Inc.(1)	64,911	4,941,674
Quanta Services, Inc.	2,460	78,056
Radiant Logistics, Inc.(1)	19,808	76,657
Raven Industries, Inc.	16,873	358,214
RBC Bearings, Inc.(1)	196,048	22,112,254
Republic Services, Inc. - Class A	1,032	77,462
Resources Connection, Inc.	4,894	53,687
REV Group, Inc.	1,792	7,473
Rexnord Corp.	4,965	112,557
Robert Half International, Inc.	8,381	316,383
Rockwell Automation, Inc.	362,180	54,656,584
Rollins, Inc.	10,407	376,109
Saia, Inc.(1)	7,232	531,841
Scorpio Bulkers, Inc.	4,053	10,254
Sensata Technologies Holding Plc(1)	4,860	140,600
Simpson Manufacturing Co., Inc.	129,707	8,039,240
SiteOne Landscape Supply, Inc.(1)	79,020	5,817,452
Spartan Motors, Inc.	11,374	146,838
Spirit AeroSystems Holdings, Inc. - Class A	6,847	163,849
Spirit Airlines, Inc.(1)	25,329	326,491
SPX Corp.(1)	16,625	542,640
Steelcase, Inc. - Class A	10,284	101,503
Sterling Construction Co., Inc.(1)	2,318	22,021
Sunrun, Inc.(1)	52,725	532,522
Systemax, Inc.	4,299	76,221
Tennant Co.	8,385	485,911
Terex Corp.	22,833	327,882
Tetra Tech, Inc.	25,552	1,804,482
Thermon Group Holdings, Inc.(1)	4,278	64,469
Toro Co.	240,689	15,666,447
TPI Composites, Inc.(1)	13,965	206,403
Trane Technologies Plc	16,590	1,370,168
Transcat, Inc.(1)	3,284	87,026
TransDigm Group, Inc.	3,093	990,348
TransUnion	13,898	919,770
Trex Co., Inc.(1)	65,827	5,275,376
TriNet Group, Inc.(1)	20,483	771,390
Triumph Group, Inc.	4,880	32,989
UniFirst Corp.	63,579	9,606,151
United Continental Holdings, Inc.(1)	3,958	124,875
United Rentals, Inc.(1)	158,499	16,309,547
Universal Forest Products, Inc.	24,905	926,217
Universal Logistics Holdings, Inc.	4,175	54,692
Upwork, Inc.(1)	27,443	177,007
US Ecology, Inc.	11,525	350,360
Verisk Analytics, Inc. - Class A	61,411	8,559,465
Viad Corp.	9,448	200,581
Vicor Corp.(1)	8,334	371,196
Vivint Solar, Inc.(1)	19,401	84,782
VSE Corp.	222	3,639
WABCO Holdings, Inc.(1)	3,146	424,867
Wabtec Corp.	3,705	178,322
Watsco, Inc.	50,416	7,967,240
Watts Water Technologies, Inc. - Class A	7,252	613,882

Welbilt, Inc.(1)	60,821	312,012
Willdan Group, Inc.(1)	4,864	103,944
Willis Lease Finance Corp.(1)	68	1,809
WillScot Corp. - Class A(1)	16,506	167,206
Woodward, Inc.	3,334	198,173
WW Grainger, Inc.	3,217	799,424
XPO Logistics, Inc.(1)	208,852	10,181,535
Xylem, Inc.	13,323	867,727

Total Industrials		568,731,583

Information Technology – 25.68%
2U, Inc.(1)	1,808	38,366
8x8, Inc.(1)	153,438	2,126,651
A10 Networks, Inc.(1)	23,992	148,990
Acacia Communications, Inc.(1)	17,877	1,200,977
ACI Worldwide, Inc.(1)	54,197	1,308,858
Adesto Technologies Corp.(1)	10,418	116,577
Advanced Energy Industries, Inc.(1)	17,765	861,425
Advanced Micro Devices, Inc.(1)	288,761	13,132,850
Agilysys, Inc.(1)	10,182	170,039
Airgain, Inc.(1)	3,756	27,757
Akamai Technologies, Inc.(1)	10,743	982,877
Akoustis Technologies, Inc.(1)	13,593	72,994
Alarm.com Holdings, Inc.(1)	17,227	670,303
Alliance Data Systems Corp.	286	9,624
Altair Engineering, Inc. - Class A(1)	220,320	5,838,480
Alteryx, Inc. - Class A(1)	3,339	317,773
Ambarella, Inc.(1)	6,110	296,702
American Software, Inc. - Class A	8,397	119,321
Amphenol Corp. - Class A	21,663	1,578,799
Anaplan, Inc.(1)	6,384	193,180
ANSYS, Inc.(1)	21,153	4,917,438
Appfolio, Inc. - Class A(1)	7,419	823,138
Appian Corp. - Class A(1)	15,929	640,824
Arista Networks, Inc.(1)	97,944	19,838,557
Aspen Technology, Inc.(1)	320,081	30,430,101
AstroNova, Inc.	2,817	21,860
Atlassian Corp. Plc - Class A(1)	257,430	35,334,842
Avalara, Inc.(1)	3,447	257,146
Avid Technology, Inc.(1)	13,171	88,641
Badger Meter, Inc.	104,474	5,599,806
Benefitfocus, Inc.(1)	14,001	124,749
Bill.Com Holdings, Inc.(1)	545	18,639
Black Knight, Inc.(1)	10,554	612,765
Blackbaud, Inc.	139,553	7,752,169
Blackline, Inc.(1)	20,184	1,061,880
Booz Allen Hamilton Holding Corp. - Class A	10,013	687,292
Bottomline Technologies DE, Inc.(1)	20,283	743,372
Box, Inc. - Class A(1)	68,540	962,302
Brightcove, Inc.(1)	18,055	125,843
Broadridge Financial Solutions, Inc.	8,365	793,253
Brooks Automation, Inc.	29,596	902,678
Cabot Microelectronics Corp.	113,445	12,948,612
Cadence Design Systems, Inc.(1)	123,251	8,139,496
Calix, Inc.(1)	11,456	81,108
Cambium Networks Corp.(1)	1,034	5,790
Cardtronics Plc - Class A(1)	13,886	290,495

Casa Systems, Inc.(1)	15,106	52,871
Cass Information Systems, Inc.	6,436	226,290
CDK Global, Inc.	8,963	294,435
CDW Corp.	10,582	986,983
Ceridian HCM Holding, Inc.(1)	5,554	278,089
CEVA, Inc.(1)	9,429	235,065
ChannelAdvisor Corp.(1)	13,334	96,805
Citrix Systems, Inc.	142,642	20,190,975
Clearfield, Inc.(1)	5,659	67,059
Cloudera, Inc.(1)	6,921	54,468
Coda Octopus Group, Inc.(1)	2,783	15,613
Cognex Corp.	106,126	4,480,640
CommVault Systems, Inc.(1)	19,637	794,906
Cornerstone OnDemand, Inc.(1)	26,615	845,026
Corning, Inc.	17,667	362,880
Coupa Software, Inc.(1)	15,694	2,192,923
Cree, Inc.(1)	520	18,439
CSG Systems International, Inc.	15,343	642,105
CyberArk Software Ltd.(1)	31,759	2,717,300
DASAN Zhone Solutions, Inc.(1)	2,875	12,046
Datadog, Inc. - Class A(1)	336,650	12,112,667
Diebold Nixdorf, Inc.(1)	20,451	71,988
Digimarc Corp.(1)	5,222	68,147
Digital Turbine, Inc.(1)	38,238	164,806
Diodes, Inc.(1)	4,810	195,454
DocuSign, Inc. - Class A(1)	172,836	15,970,046
Dolby Laboratories, Inc. - Class A	97,163	5,267,206
Domo, Inc. - Class B(1)	8,154	81,051
Dropbox, Inc. - Class A(1)	15,565	281,727
DSP Group, Inc.(1)	3,296	44,166
Dynatrace, Inc.(1)	7,789	185,690
Ebix, Inc.	11,036	167,526
eGain Corp.(1)	9,464	69,371
Elastic NV(1)	3,985	222,403
Endava Plc - ADR(1)	107,603	3,783,321
Endurance International Group Holdings, Inc.(1)	35,668	68,839
Enphase Energy, Inc.(1)	43,128	1,392,603
Entegris, Inc.	9,888	442,686
Envestnet, Inc.(1)	119,748	6,440,047
EPAM Systems, Inc.(1)	3,813	707,922
ePlus, Inc.(1)	5,537	346,727
Euronet Worldwide, Inc.(1)	43,058	3,690,932
Everbridge, Inc.(1)	15,603	1,659,535
EVERTEC, Inc.	28,300	643,259
Evo Payments, Inc. - Class A(1)	18,779	287,319
Exela Technologies, Inc.(1)	15,892	3,258
ExlService Holdings, Inc.(1)	173,963	9,051,295
Extreme Networks, Inc.(1)	54,390	168,065
F5 Networks, Inc.(1)	4,151	442,621
Fabrinet(1)	15,860	865,322
Fair Isaac Corp.(1)	2,084	641,226
FARO Technologies, Inc.(1)	7,668	341,226
FireEye, Inc.(1)	15,014	158,848
Fiserv, Inc.(1)	41,817	3,972,197
Fitbit, Inc. - Class A(1)	23,377	155,691
Five9, Inc.(1)	46,989	3,592,779

FleetCor Technologies, Inc.(1)	6,323	1,179,492
FLIR Systems, Inc.	90,619	2,889,840
ForeScout Technologies, Inc.(1)	20,245	639,540
FormFactor, Inc.(1)	2,777	55,790
Fortinet, Inc.(1)	381,840	38,630,753
Gartner, Inc.(1)	6,432	640,434
Genpact Ltd.	13,755	401,646
Global Payments, Inc.	22,093	3,186,473
GoDaddy, Inc. - Class A(1)	12,899	736,662
GTT Communications, Inc.(1)	14,789	117,573
Guidewire Software, Inc.(1)	170,453	13,518,627
Hackett Group, Inc.	10,398	132,263
HubSpot, Inc.(1)	3,013	401,301
I3 Verticals, Inc. - Class A(1)	6,878	131,301
Ichor Holdings Ltd.(1)	2,556	48,973
Ideanomics, Inc.(1)	49,196	65,923
II-VI, Inc.(1)	27,126	773,091
Impinj, Inc.(1)	7,867	131,458
Inphi Corp.(1)	21,109	1,671,200
Insight Enterprises, Inc.(1)	6,106	257,246
Intelligent Systems Corp.(1)	3,071	104,383
InterDigital, Inc.	14,619	652,446
International Money Express, Inc.(1)	9,125	83,311
IPG Photonics Corp.(1)	127,997	14,115,509
Iteris, Inc.(1)	19,678	62,970
Itron, Inc.(1)	16,006	893,615
J2 Global, Inc.	21,999	1,646,625
Jabil, Inc.	2,520	61,942
Jack Henry & Associates, Inc.	137,315	21,316,781
Keysight Technologies, Inc.(1)	207,566	17,369,123
Kimball Electronics, Inc.(1)	708	7,731
KLA-Tencor Corp.	11,632	1,671,984
KVH Industries, Inc.(1)	399	3,763
Lam Research Corp.	9,389	2,253,360
Lattice Semiconductor Corp.(1)	59,456	1,059,506
Limelight Networks, Inc.(1)	22,104	125,993
Littelfuse, Inc.	55,020	7,340,768
LivePerson, Inc.(1)	29,030	660,432
Majesco(1)	3,125	17,063
Manhattan Associates, Inc.(1)	188,592	9,395,653
Marvell Technology Group Ltd.	688,380	15,578,039
Maxim Integrated Products, Inc.	7,436	361,464
MAXIMUS, Inc.	29,837	1,736,513
MaxLinear, Inc. - Class A(1)	31,335	365,679
Medallia, Inc.(1)	874,193	17,518,828
Microchip Technology, Inc.	72,686	4,928,111
MicroStrategy, Inc. - Class A(1)	3,821	451,260
Mitek Systems, Inc.(1)	10,557	83,189
MobileIron, Inc.(1)	45,270	172,026
Model N, Inc.(1)	15,664	347,897
MongoDB, Inc. - Class A(1)	3,115	425,322
Monolithic Power Systems, Inc.	92,433	15,478,830
Motorola Solutions, Inc.	9,378	1,246,524
MTS Systems Corp.	3,009	67,702
Napco Security Technologies, Inc.(1)	5,245	79,567
National Instruments Corp.	79,519	2,630,489

NCR Corp.(1)	9,375	165,937
NetApp, Inc.	16,817	701,101
New Relic, Inc.(1)	265,035	12,255,218
NIC, Inc.	31,231	718,313
Nice Ltd. - ADR(1)	91,061	13,072,717
nLight, Inc.(1)	15,656	164,231
Novanta, Inc.(1)	15,818	1,263,542
Nutanix, Inc. - Class A(1)	564,863	8,924,835
NVE Corp.	2,116	110,095
Okta, Inc. - Class A(1)	165,778	20,268,018
ON Semiconductor Corp.(1)	114,351	1,422,526
OneSpan, Inc.(1)	11,293	204,968
Onto Innovation, Inc.(1)	123,192	3,655,107
OSI Systems, Inc.(1)	7,888	543,641
Pagerduty, Inc.(1)	2,861	49,438
Palo Alto Networks, Inc.(1)	256,582	42,069,185
PAR Technology Corp.(1)	5,572	71,656
Pareteum Corp.(1)	19,683	8,109
Paychex, Inc.	23,635	1,487,114
Paycom Software, Inc.(1)	3,620	731,276
Paylocity Holding Corp.(1)	109,805	9,697,978
PaySign, Inc.(1)	15,493	79,944
PDF Solutions, Inc.(1)	919	10,771
Pegasystems, Inc.	2,802	199,586
Perficient, Inc.(1)	14,992	406,133
Perspecta, Inc.	4,715	86,002
Phunware Inc.(1)	12,317	8,314
Ping Identity Holding Corp.(1)	5,484	109,790
Plantronics, Inc.	16,509	166,081
Plexus Corp.(1)	1,841	100,445
Pluralsight, Inc. - Class A(1)	4,951	54,362
Power Integrations, Inc.	57,295	5,060,867
PRGX Global, Inc.(1)	8,242	23,078
Priority Technology Holdings(1)	2,478	4,807
Progress Software Corp.	21,062	673,984
Proofpoint, Inc.(1)	184,000	18,876,560
PROS Holdings, Inc.(1)	75,606	2,346,054
PTC, Inc.(1)	57,555	3,522,942
Pure Storage, Inc. - Class A(1)	1,557,339	19,155,270
Q2 Holdings, Inc.(1)	78,110	4,613,177
QAD, Inc. - Class A	2,936	117,234
Qualys, Inc.(1)	280,824	24,428,880
Rapid7, Inc.(1)	47,171	2,043,919
RealPage, Inc.(1)	5,831	308,635
Rimini Street, Inc.(1)	8,248	33,734
RingCentral, Inc. - Class A(1)	35,214	7,462,199
Rogers Corp.(1)	8,643	816,072
Rosetta Stone, Inc.(1)	1,368	19,179
Sabre Corp.	3,281	19,456
SailPoint Technologies Holding, Inc.(1)	40,239	612,438
Sanmina Corp.(1)	7,113	194,043
Science Applications International Corp.	27,146	2,025,906
SecureWorks Corp. - Class A(1)	391	4,500
Semtech Corp.(1)	163,957	6,148,387
ServiceNow, Inc.(1)	202,600	58,061,108
SharpSpring, Inc.(1)	6,073	36,802

Shopify, Inc. - Class A(1)	8,106	3,379,635
ShotSpotter, Inc.(1)	3,745	102,913
Silicon Laboratories, Inc.(1)	155,257	13,260,500
SiTime Corp.(1)	905	19,702
Skyworks Solutions, Inc.	693	61,940
Smartsheet, Inc. - Class A(1)	6,421	266,536
SolarWinds Corp.(1)	827	12,959
Sonim Technologies, Inc.(1)	4,431	3,102
Splunk, Inc.(1)	519,552	65,583,049
Sprout Social, Inc. - Class A(1)	3,800	60,648
SPS Commerce, Inc.(1)	283,704	13,195,073
Square, Inc. - Class A(1)	76,531	4,008,694
SS&C Technologies Holdings, Inc.	14,942	654,758
SVMK, Inc.(1)	40,633	548,952
Switch, Inc. - Class A	4,629	66,796
Synopsys, Inc.(1)	130,069	16,751,587
Telaria, Inc.(1)	20,592	123,552
Telenav, Inc.(1)	9,381	40,526
Tenable Holdings, Inc.(1)	17,841	390,004
Teradata Corp.(1)	8,259	169,227
Teradyne, Inc.	12,285	665,478
Trade Desk, Inc. - Class A(1)	2,884	556,612
Trimble, Inc.(1)	3,222	102,556
TTEC Holdings, Inc.	8,136	298,754
Tucows, Inc. - Class A(1)	4,459	215,191
Twilio, Inc. - Class A(1)	9,121	816,238
Tyler Technologies, Inc.(1)	20,469	6,070,287
Ubiquiti, Inc.	651	92,169
Unisys Corp.(1)	14,391	177,729
Universal Display Corp.	3,138	413,526
Upland Software, Inc.(1)	10,769	288,825
Varonis Systems, Inc.(1)	14,032	893,417
Verint Systems, Inc.(1)	29,618	1,273,574
VeriSign, Inc.(1)	5,286	951,956
Verra Mobility Corp. - Class A(1)	59,582	425,415
Viavi Solutions, Inc.(1)	107,378	1,203,707
VirnetX Holding Corp.(1)	27,995	153,133
Virtusa Corp.(1)	13,478	382,775
Vishay Precision Group, Inc.(1)	3,790	76,103
Western Union Co.	6,764	122,631
WEX, Inc.(1)	27,980	2,925,309
Workday, Inc. - Class A(1)	355,280	46,264,562
Workiva, Inc. - Class A(1)	17,293	559,083
Wrap Technologies, Inc.(1)	3,642	15,515
Xilinx, Inc.	18,488	1,440,955
Xperi Corp.	4,629	64,389
Yext, Inc.(1)	45,241	461,006
Zebra Technologies Corp. - Class A(1)	3,933	722,099
Zendesk, Inc.(1)	8,363	535,316
Zix Corp.(1)	26,676	114,974
Zscaler, Inc.(1)	279,094	16,985,661
Zuora, Inc. - Class A(1)	41,855	336,933

Total Information Technology		956,383,902

Materials – 3.35%
Advanced Emissions Solutions, Inc.	7,340	48,224
Amyris, Inc.(1)	4,190	10,726

AptarGroup, Inc.	352,633	35,101,089
Avery Dennison Corp.	5,733	584,021
Axalta Coating Systems Ltd.(1)	4,837	83,535
Balchem Corp.	46,591	4,599,464
Ball Corp.	215,806	13,954,016
Berry Global Group, Inc.(1)	108,754	3,666,097
Boise Cascade Co.	4,084	97,118
CF Industries Holdings, Inc.	1,831	49,803
Chase Corp.	47,640	3,920,296
Cleveland-Cliffs, Inc.	43,684	172,552
Compass Minerals International, Inc.	15,851	609,788
Crown Holdings, Inc.(1)	5,525	320,671
Eagle Materials, Inc.	2,493	145,641
Element Solutions, Inc.(1)	5,943	49,683
Ferro Corp.(1)	31,361	293,539
Forterra, Inc.(1)	8,691	51,972
GCP Applied Technologies, Inc.(1)	25,378	451,728
Graphic Packaging Holding Co.	875,092	10,676,122
HB Fuller Co.	17,816	497,601
Ingevity Corp.(1)	130,171	4,582,019
Innospec, Inc.	99,815	6,936,144
Kaiser Aluminum Corp.	3,919	271,508
Koppers Holdings, Inc.(1)	6,321	78,191
Kraton Corp.(1)	3,551	28,763
Louisiana-Pacific Corp.	7,254	124,624
Marrone Bio Innovations, Inc.(1)	20,472	16,724
Martin Marietta Materials, Inc.	142,695	27,002,175
Materion Corp.	3,903	136,644
Myers Industries, Inc.	17,089	183,707
Neenah, Inc.	6,489	279,871
NewMarket Corp.	463	177,269
Novagold Resources, Inc.(1)	75,359	556,149
OMNOVA Solutions, Inc.(1)	20,797	210,882
Orion Engineered Carbons SA	18,699	139,495
PolyOne Corp.	40,817	774,298
Quaker Chemical Corp.	6,121	772,960
Reliance Steel & Aluminum Co.	48,876	4,281,049
Royal Gold, Inc.	1,516	132,968
RPM International, Inc.	1,615	96,092
Ryerson Holding Corp.(1)	6,120	32,558
Scotts Miracle-Gro Co.	2,897	296,653
Sealed Air Corp.	819	20,237
Sensient Technologies Corp.	10,465	455,332
Stepan Co.	1,028	90,937
Summit Materials, Inc. - Class A(1)	9,939	149,085
Tronox Holdings Plc - Class A	20,885	104,007
UFP Technologies, Inc.(1)	320	12,189
United States Lime & Minerals, Inc.	55	4,062
US Concrete, Inc.(1)	7,764	140,839
Valhi, Inc.	368	379
Verso Corp. - Class A(1)	841	9,486
Vulcan Materials Co.	8,982	970,685
Worthington Industries, Inc.	4,319	113,374
WR Grace & Co.	4,217	150,125

Total Materials		124,715,166

Real Estate – 3.24%
Alexander’s, Inc.	996	274,846
Altisource Portfolio Solutions SA(1)	222	1,703
American Assets Trust, Inc.	22,571	564,275
American Finance Trust, Inc.	2,861	17,881
American Homes 4 Rent - Class A	8,121	188,407
Americold Realty Trust	297,947	10,142,116
Armada Hoffler Properties, Inc.	8,838	94,567
Bluerock Residential Growth REIT, Inc. - Class A	12,475	69,486
Brookfield Property REIT, Inc. - Class A	4,524	38,409
CareTrust REIT, Inc.	33,337	493,054
CBRE Group, Inc. - Class A(1)	9,119	343,877
Clipper Realty, Inc.	5,733	29,697
Colony Capital, Inc.	1,857	3,250
Community Healthcare Trust, Inc.	5,502	210,617
CoreSite Realty Corp.	69,987	8,111,493
Corporate Office Properties Trust	182,670	4,042,487
Cushman & Wakefield Plc(1)	49,648	582,868
Easterly Government Properties, Inc.	7,852	193,473
EastGroup Properties, Inc.	17,994	1,880,013
Equity LifeStyle Properties, Inc.	12,920	742,642
Essential Properties Realty Trust, Inc.	4,615	60,272
eXp World Holdings, Inc.(1)	10,525	89,042
Extra Space Storage, Inc.	7,584	726,244
First Industrial Realty Trust, Inc.	12,261	407,433
FirstService Corp.	83,996	6,477,772
Four Corners Property Trust, Inc.	32,725	612,285
Gladstone Commercial Corp.	3,920	56,291
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,358	48,127
Hudson Pacific Properties, Inc.	168,791	4,280,540
Innovative Industrial Properties, Inc. - Class A	7,602	577,220
Iron Mountain, Inc.	2,534	60,309
iStar, Inc.	20,221	214,545
Jones Lang LaSalle, Inc.	176,677	17,840,843
Kennedy-Wilson Holdings, Inc.	29,202	391,891
Lamar Advertising Co. - Class A	6,275	321,782
LTC Properties, Inc.	9,114	281,623
Marcus & Millichap, Inc.(1)	9,391	254,496
Maui Land & Pineapple Co., Inc.(1)	1,513	16,537
Monmouth Real Estate Investment Corp.	6,926	83,458
National Health Investors, Inc.	8,645	428,100
National Storage Affiliates Trust	27,641	818,174
New Senior Investment Group, Inc.	18,406	47,119
Newmark Group, Inc. - Class A	60,418	256,777
NexPoint Residential Trust, Inc.	9,230	232,688
Outfront Media, Inc.	1,489	20,072
Pennsylvania Real Estate Investment Trust	13,528	12,332
PS Business Parks, Inc.	9,372	1,270,093
QTS Realty Trust, Inc. - Class A	27,012	1,566,966
Redfin Corp.(1)	41,805	644,633
RMR Group, Inc. - Class A	7,120	192,026
Ryman Hospitality Properties, Inc.	22,866	819,746
Safehold, Inc.	450	28,454
Saul Centers, Inc.	5,165	169,102
SBA Communications Corp. - Class A	146,692	39,602,439
Seritage Growth Properties(1)	1,331	12,125
Sun Communities, Inc.	1,604	200,259

Tanger Factory Outlet Centers, Inc.	43,072	215,360
Terreno Realty Corp.	219,076	11,337,183
The GEO Group, Inc.	55,631	676,473
The Howard Hughes Corp.(1)	844	42,639
UDR, Inc.	1,106	40,413
UMH Properties, Inc.	14,063	152,724
Uniti Group, Inc.	86,475	521,444
Universal Health Realty Income Trust	5,436	548,003

Total Real Estate		120,681,215

Utilities – 0.19%
American States Water Co.	17,213	1,406,991
Atlantic Power Corp.(1)	31,572	67,564
California Water Service Group	21,116	1,062,557
Chesapeake Utilities Corp.	7,532	645,568
El Paso Electric Co.	3,234	219,783
Genie Energy Ltd. - Class B	2,570	18,453
Global Water Resources, Inc.	5,992	61,058
MGE Energy, Inc.	5,866	384,047
Middlesex Water Co.	6,757	406,231
New Jersey Resources Corp.	3,211	109,078
Northwest Natural Holding Co.	2,166	133,750
Ormat Technologies, Inc.	6,745	456,367
Otter Tail Corp.	8,043	357,592
Pure Cycle Corp.(1)	9,397	104,776
SJW Group	7,954	459,503
South Jersey Industries, Inc.	6,252	156,300
Southwest Gas Holdings, Inc.	2,829	196,785
Spark Energy, Inc. - Class A	4,695	29,438
Sunnova Energy International, Inc.(1)	4,460	44,912
TerraForm Power, Inc. - Class A	26,342	415,413
York Water Co.	5,418	235,466

Total Utilities		6,971,632

Total Common Stocks (Cost: $3,493,354,986)		3,655,502,428

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc. - CVR (1)(4)	7,613	1,370
Oncternal Therapeutics, Inc. - CVR (1)(4)	207	382

Total Healthcare		1,752

Materials – 0.00%(2)
A. Schulman, Inc. - CVR(1)(4)	9,002	3,508

Total Materials		3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS – 4.20%
Money Market Funds – 4.16%
Goldman Sachs Financial Square Government Fund - Class I, 0.34%(3)	154,698,569	154,698,569

Total Money Market Funds (Cost: $154,698,569)		154,698,569

	Principal Amount	Value
Time Deposits – 0.04%
BBVA, Madrid, 0.15% due 04/01/2020	$23,537	23,537
Citibank, New York, 0.15% due 04/01/2020	1,474,146	1,474,146
ING Bank, Amsterdam, 0.15% due 04/01/2020	48,886	48,886

Total Time Deposits (Cost: $1,546,569)		1,546,569

Total Short-Term Investments (Cost: $156,245,138)		156,245,138

TOTAL INVESTMENTS IN SECURITIES – 102.37% (Cost: $3,649,600,124)		3,811,752,826

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.37)%		(88,133,230)

TOTAL NET ASSETS – 100.00%		$3,723,619,596

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $5,260 or 0.00% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$114,146,862	$—	$—	$114,146,862
Consumer Discretionary	361,269,218	—	—	361,269,218
Consumer Staples	192,250,826	—	—	192,250,826
Energy	14,321,367	—	—	14,321,367
Financials	338,563,968	—	—	338,563,968
Healthcare	857,466,689	—	—	857,466,689
Industrials	568,731,583	—	—	568,731,583
Information Technology	956,383,902	—	—	956,383,902
Materials	124,715,166	—	—	124,715,166
Real Estate	120,681,215	—	—	120,681,215
Utilities	6,971,632	—	—	6,971,632
Rights
Healthcare	—	—	1,752	1,752
Materials	—	—	3,508	3,508
Short-Term Investments
Money Market Funds	154,698,569	—	—	154,698,569
Time Deposits	—	1,546,569	—	1,546,569

Total Assets	$3,810,200,997	$1,546,569	$5,260	$3,811,752,826